==============================================================================
SELIGMAN HIGH INCOME FUND SERIES
------------------------------------------------------------------------------

SELIGMAN U.S. GOVERNMENT
SECURITIES SERIES

A mutual fund that seeks to produce high current income by investing primarily in debt obligations issued or guaranteed by the US Government or its agencies and backed by the full faith and credit of the US Government.


SELIGMAN HIGH-YIELD
BOND SERIES

A mutual fund that seeks to maximize current income by investing in a diversified portfolio of high-yielding, high-risk corporate bonds, commonly referred to as "junk bonds."

HIGHLIGHTS OF 1996
------------------------------------------------------------------------------------------------------------------
                                               U.S. GOVERNMENT
                                              SECURITIES SERIES                    HIGH-YIELD BOND SERIES
                                            ---------------------              ------------------------------
                                          CLASS A            CLASS D         CLASS A       CLASS B       CLASS D
------------------------------------------------------------------------------------------------------------------
Net Assets (millions)............           $46.9               $9.3          $408.3        $148.0        $265.5
------------------------------------------------------------------------------------------------------------------
Yield*...........................           5.44%              5.00%           8.99%         8.63%         8.68%
------------------------------------------------------------------------------------------------------------------
Dividends**......................         $0.4096            $0.3570         $0.6947       $0.4472       $0.6404
------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share........           $6.71              $6.73           $7.25         $7.26         $7.26
------------------------------------------------------------------------------------------------------------------
Maximum Offering
 Price per Share.................           $7.04              $6.73           $7.61         $7.26         $7.26
------------------------------------------------------------------------------------------------------------------
Holdings by Market Sector........   US Treasury Securities     64.5%        Corporate Bonds                95.1%
                                    USGovernment                            Convertible Bonds               0.5
                                      Agency Securities         31.2        Net Cash & Short-
                                    Net Cash & Short-                         Term Holdings                 4.4
                                      Term Holdings             4.3
------------------------------------------------------------------------------------------------------------------
Weighted Average
   Maturity .....................                 16.8 years                              8.8 years
------------------------------------------------------------------------------------------------------------------

 * Current yield representing the annualized yield for the 30-day period ended December 31, 1996. See pages 5 and 9 for investment results.
** Represents per share amount paid or declared  for the year ended
   December 31, 1996 (from April 22, 1996, for Class B shares of the High-Yield Bond Series).

Note: The yield has been computed in accordance with SEC regulations and will vary, and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Past performance is not indicative of future investment results.

=============================================================================
TO THE SHAREHOLDERS
-----------------------------------------------------------------------------

Seligman High-Yield Bond Series and Seligman U.S. Government Securities Series had contrasting results in 1996. Seligman High-Yield Bond Series had an outstanding year, while Seligman U.S. Government Securities Series had a difficult year. The Series' investment results begin on page 4.

   The assets of Seligman High-Yield Bond Series grew significantly in 1996. The Series posted exceptional performance due to the strength of the overall high-yield market and the bond selection discipline followed by the Series' investment team. The optimism in the high-yield market was fueled by the resiliency of high-yield bonds in the higher interest rate environment. Record inflows into high-yield mutual funds, very low default rates, and an abundance of new issue offerings also supported the high-yield marketplace and the Series.

   On the other hand, the U.S. Government Securities Series had a difficult year. Due to its exposure to long-term bonds, the Series was particularly vulnerable to the increases in long-term interest rates and the accompanying decline of bond prices seen in the year. In the first two quarters of 1996, the bond market was hindered by persistent concerns that the economy's unexpected vigor would produce higher levels of inflation and an increase in interest rates. However, the market improved somewhat in the last two quarters of the year, as the prevalence of low inflation and moderate economic growth quelled fears of future increases in interest rates. The yield on the benchmark 30-year Treasury bond reflected the changing perceptions of inflationary pressure, rising from 5.95% on December 31, 1995, to 6.87% on June 30, 1996, and ending the year slightly lower at 6.64%.

   Currently, there are no clear indications that there will be either runaway economic expansion or recession in 1997. The environment for the US high-yield and fixed-income markets remains generally positive, given continued modest economic growth, low inflation, and bipartisan efforts to balance the federal budget without raising taxes. While we always recognize that there could be short-term volatility, we remain positive about the long-term outlook.

   On a final note, the volatility witnessed in the financial markets in 1996 is not unusual in the challenging world of investing. Because it is time, not timing, that counts, we believe the best strategy is one of long-term investing. A professional financial advisor can help you formulate a long-term investment plan to help you seek your financial goals, and can provide the insight and support needed to weather the day-to-day uncertainty that accompanies investing.

   Discussions with your Portfolio Managers and each Series' portfolio of investments follow this letter.

   We thank you for your continued interest in Seligman High Income Fund Series and look forward to serving your investment needs in the many years to come.

By order of the Trustees,


[GRAPHIC OMITTED]
William C. Morris
Chairman

                           [GRAPHIC OMITTED]
                           Brian T. Zino
                           President

January 31, 1997

============================================================================
ANNUAL PERFORMANCE OVERVIEW -- Seligman U.S. Government Securities Series
----------------------------------------------------------------------------

[GRAPHIC OMITTED]
Seligman Taxable Fixed Income Team: (from left)
Nicholas Walsh, James Auchterlonie, (seated)
Leonard J. Lovito (Portfolio Manager), Susan Egan

YOUR PORTFOLIO MANAGER

Leonard J. Lovito is a Vice President of J. & W. Seligman & Co. Incorporated, and Vice President of Seligman High Income Fund Series and Portfolio Manager of its Seligman U.S. Government Securities Series. Mr. Lovito also serves as Vice President and Portfolio Manager of Seligman Cash Management Fund, and Vice President of Seligman Portfolios, Inc. and Portfolio Manager of its Seligman Bond and Seligman Cash Management Portfolios. Mr. Lovito joined Seligman in 1984 as a fixed-income analyst and has more than 13 years of fixed-income trading and portfolio management experience. Mr. Lovito is supported by a team of seasoned research professionals which assists him in selecting investments in accordance with your Series' objectives.

How did U.S. Government Securities Series perform in the last 12 months?

"In 1996, the U.S. Government Securities Series underperformed its peers for the first time in three years, due to the higher interest rate environment. The Series' total return of -0.29% based on the net asset value of Class A shares lagged both the 2.77% total return of the Lehman Brothers Government Bond Index and the 2.01% total return of the Lipper US Government Fund Index."

How did the economy affect the performance of the Series?

"It was a year of mixed economic signals for the bond market. The expectations for slow growth, which predominated in January of 1996, changed abruptly in early March, resulting in a market decline. The steps the Federal Reserve Board might take to contain growth were similarly difficult to predict in the year. After acting in February to maintain slow growth by reducing the fed funds rate, the Fed refrained from further action despite market fears of inflation. As a result, yields in the bond market increased, and prices fell, through the first half of 1996, and then fluctuated through the remainder of the year. The yield on a 30-year Treasury bond, which is a good indicator of the overall market, rose from a low of 5.95% in January to a high of 7.20% in July, to end the year at 6.64%. The long-term bond market endured similar swings, and the Series, which invests primarily in long-term bonds, saw the value of its holdings decline."

What was your investment strategy?

"As interest rates increased during the second and third quarters of 1996, we took two significant steps to protect the Series' portfolio. First, the average maturity of the portfolio was reduced. The portfolio's exposure to more intermediate-term issues was increased, as these are less sensitive to changes in interest rates and have better performance when interest rates rise. Second, additional mortgage-backed securities were purchased, as they have higher yields and have historically outperformed Treasury securities in a rising interest rate environment.

"During the fourth quarter, the economy showed signs of slowing, which helped bond prices recover through October and November. The portfolio's maturity was increased to take advantage of the rising bond prices, and the prices of the Series' holdings appreciated. In December, however, news of renewed strength in the economy once again drove bond yields higher, negatively affecting the value of the Series' portfolio."

What is the outlook?

"As we enter 1997, most market analysts expect moderate economic growth and continued low levels of inflation. The Series will enter the new year with an average maturity that is in line with its peers, and the portfolio will be better positioned to respond to any change in economic fundamentals. Given signs of slower economic growth, the portfolio's average maturity will be lengthened. If there are signs of stronger-than-expected economic growth, the portfolio's interest rate risk will be reduced by investing in securities with shorter maturities."

==============================================================================
PERFORMANCE COMPARISON CHART                                 December 31, 1996
------------------------------------------------------------------------------

This chart compares a $10,000 hypothetical investment made in Seligman
U.S. Government Securities Series Class A shares, with and without the maximum initial sales charge of 4.75%, for the 10-year period ended December 31, 1996, to a $10,000 investment made in the Lehman Brothers Government Bond Index (Lehman Bond Index), and the Lipper General US Government Fund Index (Lipper Index) for the same period. The performance of Seligman
U.S. Government Securities Series Class D shares is not shown in this chart, but is included in the table on page 5. It is important to keep in mind that the Lehman Bond Index excludes the effect of fees or sales charges and the Lipper Index excludes the effect of sales charges.

                with           without                    Lehman Government
DATE        sales charge    sales charge    Lipper Index     Bond Index

12/31/86      $9,521.03      $10,000.00      $10,000.00      $10,000.00
3/31/87       $9,491.55       $9,969.03      $10,123.00      $10,118.00
6/30/87       $8,996.04       $9,448.59       $9,870.94       $9,940.94
9/30/87       $8,563.55       $8,994.34       $9,534.34       $9,673.52
12/31/87      $9,250.76       $9,716.11      $10,050.15      $10,220.08
3/31/88       $9,644.25      $10,129.40      $10,386.83      $10,557.34
6/30/88       $9,738.01      $10,227.87      $10,485.50      $10,656.58
9/30/88       $9,886.01      $10,383.32      $10,657.46      $10,836.68
12/31/88      $9,976.25      $10,478.11      $10,720.34      $10,938.54
3/31/89       $9,988.84      $10,491.32      $10,805.03      $11,054.49
6/30/89      $10,519.50      $11,048.67      $11,571.11      $11,943.27
9/30/89      $10,585.79      $11,118.30      $11,646.32      $12,042.40
12/31/89     $10,899.38      $11,447.68      $12,051.61      $12,495.19
3/31/90      $10,632.19      $11,167.04      $11,899.76      $12,340.25
6/30/90      $10,937.44      $11,487.64      $12,276.99      $12,772.16
9/30/90      $11,000.00      $11,553.35      $12,348.19      $12,878.17
12/31/90     $11,594.13      $12,177.37      $13,017.46      $13,585.18
3/31/91      $11,779.08      $12,371.62      $13,298.64      $13,879.98
6/30/91      $11,948.74      $12,549.82      $13,442.27      $14,067.36
9/30/91      $12,602.76      $13,236.73      $14,209.82      $14,869.20
12/31/91     $13,222.70      $13,887.86      $14,921.73      $15,666.19
3/31/92      $12,940.97      $13,591.97      $14,656.13      $15,392.03
6/30/92      $13,442.48      $14,118.71      $15,194.01      $16,001.56
9/30/92      $13,991.72      $14,695.58      $15,789.61      $16,792.03
12/31/92     $13,987.27      $14,690.90      $15,833.82      $16,798.75
3/31/93      $14,390.11      $15,114.00      $16,394.34      $17,558.05
6/30/93      $14,725.63      $15,466.40      $16,809.12      $18,065.48
9/30/93      $15,079.58      $15,838.15      $17,204.13      $18,652.61
12/31/93     $15,030.10      $15,786.18      $17,150.80      $18,589.19
3/31/94      $14,720.65      $15,461.16      $16,615.69      $18,029.65
6/30/94      $14,484.88      $15,213.52      $16,293.35      $17,824.12
9/30/94      $14,522.59      $15,253.13      $16,316.16      $17,898.98
12/31/94     $14,447.07      $15,173.81      $16,339.00      $17,961.62
3/31/95      $14,972.49      $15,725.67      $17,077.52      $18,807.62
6/30/95      $15,924.16      $16,725.21      $18,023.62      $19,973.69
9/30/95      $16,169.75      $16,983.16      $18,339.03      $20,327.22
12/31/95     $17,069.18      $17,927.84      $19,105.60      $21,256.18
3/31/96      $16,474.34      $17,303.08      $18,650.89      $20,775.79
6/30/96      $16,410.20      $17,235.72      $18,665.81      $20,875.51
9/30/96      $16,618.15      $17,454.13      $18,960.73      $21,226.22
12/31/96     $17,018.92      $17,875.06      $19,489.73      $21,846.03

Performance data quoted represent changes in prices and assume that all distributions within the periods are invested in additional shares. The rates of return will vary and principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original stated cost. Past performance is not indicative of future investment results.

SELIGMAN U.S. GOVERNMENT SECURITIES SERIES*

INVESTMENT RESULTS PER SHARE
TOTAL RETURNS**
For Periods Ended December 31, 1996
                                                                         AVERAGE ANNUAL
                                              -------------------------------------------------------------------
                                                                                                       CLASS D
                                                                                                        SINCE
                                     SIX             ONE             FIVE              10             INCEPTION
                                   MONTHS           YEAR             YEARS            YEARS            9/21/93
                                 ----------        ------           -------          -------        ------------
CLASS A
With Sales Charge                    (1.18)%         (5.07)%           4.17%           5.46%           n/a
Without Sales Charge                  3.71           (0.29)            5.18            5.98            n/a

CLASS D
With 1% CDSL                         2.46            (1.86)             n/a             n/a            n/a
Without CDSL                         3.46            (0.92)             n/a             n/a           2.79%

LEHMAN BOND INDEX***                 3.06             2.77              6.87           8.12           4.98+

LIPPER INDEX***                      2.91             2.01              5.48           6.89           5.41+
NET ASSET VALUE

                             DECEMBER 31, 1996            JUNE 30, 1996                 DECEMBER 31, 1995
                           --------------------          --------------               --------------------
CLASS A                             $6.71                      $6.67                           $7.15
CLASS D                              6.73                       6.68                            7.16
DIVIDEND INFORMATION
For the Year Ended December 31, 1996

                                  CLASS A                    CLASS D
                                 ---------                  ---------
                                  $0.4096                    $0.3570

The performance of Class D shares will be greater than or less than the perfomance shown for Class A shares, based on the differences in sales charges and fees paid by shareholders.

--------------
   * Although the payment of principal and interest with respect to certain long-term securities held in the U.S. Government Securities Series are guaranteed by the US Government or its agencies, the rate of return will vary and the principal value of an investment in the Series will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Past performance is not indicative of future investment results.
  ** Return figures reflect any change in price per share and assume the reinvestment of dividends and capital gain distributions. Return figures for Class A shares are calculated with and without the effect of the initial 4.75% maximum sales charge. Returns for Class D shares are calculated with and without the effect of the 1% contingent deferred sales load ("CDSL"), charged only on redemptions made within one year of the date of purchase.
 *** The Lehman Bond Index and the Lipper Index are unmanaged indices that assume investment of dividends. The Lehman Bond Index does not reflect fees or sales charges, and the Lipper Index does not reflect sales charges. Investors may not invest directly in an index.
   + From September 30, 1993.

==============================================================================
ANNUAL PERFORMANCE OVERVIEW -- Seligman High-Yield Bond Series
------------------------------------------------------------------------------

[GRAPHIC OMITTED]

Seligman High-Yield Team: (from left)
Timothy Finn, Brian Hessel, (seated)
Daniel J. Charleston (Portfolio Manager)


YOUR PORTFOLIO MANAGER

Daniel J. Charleston is a Managing Director of J. & W. Seligman & Co. Incorporated and has served as Vice President of Seligman High Income Fund Series and Portfolio Manager of its Seligman High-Yield Bond Series since January 1990. In addition, Mr. Charleston is Vice President of Seligman Portfolios, Inc. and is Portfolio Manager of its Seligman High-Yield Bond Portfolio. Mr. Charleston joined Seligman in 1987 as a Portfolio Assistant. Mr. Charleston is supported by a team of research professionals which assists him in selecting companies whose bonds have the potential for high yields at acceptable levels of investment risk, consistent with your Series' objective.

How did Seligman High-Yield Bond Series perform in the last 12 months?

"Seligman High-Yield Bond Series had an outstanding year, posting a total return of 14.82% based on the net asset value of Class A shares, and significantly outperforming the 12.66% total return of the Lipper High-Yield Bond Index and the 11.07% total return of the Merrill Lynch High-Yield Master Index."

Which market factors affected the Series' performance in the past 12 months?

"In 1996, high-yield bonds demonstrated tremendous resiliency in a generally rising interest rate environment. One factor that supported performance was the more than $15 billion net inflow into high-yield mutual funds. The near-record levels of new issues offered in 1996 and the historically low default rates also contributed to an overall positive market sentiment. Further, high-yield securities continued to deliver outstanding yields versus other taxable fixed-income investments, and grew in acceptance as a viable institutional asset class. The Series' assets increased from $272 million at year-end 1995 to $822 million at year-end 1996."

Which sectors improved the Series' performance in 1996?

"Competitive local exchange carriers (CLECs) produced solid performance in 1996. CLECs provide their customers with an alternative to their local telephone company for local transport of private lines, special access, and interstate transport of switched telecommunications services. Though the sector is at an early stage in its evolution, we believe that as companies build their networks and sign on new customers they stand poised for growth in both revenues and cash flow. Some of the Series' strongest holdings in this sector included Brooks Fiber Properties Inc., NEXTLINK Communications, Inc., and Intermedia Communications of Florida, Inc.

   "In the gaming sector, overall performance was mixed during the year because of concerns of increased capacity and promotional wars. However, there were some standout performers in the Series' portfolio. These included Showboat Marina Casino Partnership, Coast Hotels & Casinos, Inc., and Trump Hotels & Casino Resorts Funding, Inc. Finally, within the utility sector, Midland Cogeneration Venture, L.P. posted improved operating results and delivered high risk-adjusted returns during the year."

Which sector impaired the Series' performance?

"The paging sector experienced a difficult year in the market. The industry continued to be plagued by declining average revenue per unit and unanticipated systems integration problems amongst consolidating companies. The portfolio's holdings in this industry were therefore reduced."

==============================================================================
------------------------------------------------------------------------------
What was your investment strategy?

"Investment strategy focused on investing in B-rated domestic corporate issues and avoiding distressed, defaulted, and foreign dollar-denominated securities. We placed an emphasis on individual company selection and on non-cyclical industries such as cable operators and telecommunications providers. The Series' core positions in cable systems, gaming, and telecommunications were also expanded as portfolio assets increased. In a year where many high-yield fund managers had significant exposure to the more volatile emerging markets, the Series remained a true high-yield fund investing in US corporate issuers."

What is the outlook?

"The outlook for Seligman High-Yield Bond Series continues to be positive. Strong fundamental and technical factors point to another solid year in the high-yield bond market. A stable, growing economy with relatively steady interest rates and strong inflows into high-yield investment vehicles translate to a positive outlook for the high-yield asset class and your Series."

==============================================================================
PERFORMANCE COMPARISON CHART                                 December 31, 1996
------------------------------------------------------------------------------

This chart compares a $10,000 hypothetical investment made in Seligman High-Yield Bond Series Class A shares, with and without the maximum initial sales charge of 4.75%, for the 10-year period ended December 31, 1996, to a $10,000 investment made in the Lipper High-Yield Bond Index (Lipper High-Yield Index) and the Merrill Lynch High-Yield Master Index (Merrill Master Index) for the same period. The performances of Seligman High-Yield Bond Series Class B and D shares are not shown in this chart, but are included in the table on page 9. It is important to keep in mind that the Lipper High-Yield Index excludes the effect of sales charges and the Merrill Master Index excludes the effect of any fees or sales charges.

                                           Merrill Lynch       Lipper
                with           without       High Yield      High-Yield
DATE        sales charge    sales charge    Master Index        Index

12/31/86      $9,525.55      $10,000.00      $10,000.00      $10,000.00
3/31/87       $9,959.90      $10,455.90      $10,568.00      $10,653.00
6/30/87       $9,701.29      $10,184.50      $10,432.73      $10,542.21
9/30/87       $9,418.62       $9,887.70      $10,350.31      $10,373.53
12/31/87      $9,815.71      $10,304.60      $10,465.20      $10,192.00
3/31/88      $10,285.93      $10,798.20      $11,025.09      $10,810.65
6/30/88      $10,526.47      $11,050.80      $11,327.18      $11,153.35
9/30/88      $10,675.02      $11,206.70      $11,600.16      $11,364.15
12/31/88     $10,932.27      $11,476.70      $11,875.08      $11,576.66
3/31/89      $11,140.06      $11,694.80      $12,123.27      $11,785.04
6/30/89      $11,567.64      $12,143.70      $12,558.50      $12,103.23
9/30/89      $11,572.85      $12,149.20      $12,559.75      $11,863.59
12/31/89     $11,352.11      $11,917.40      $12,377.64      $11,254.99
3/31/90      $10,929.71      $11,474.00      $12,120.18      $10,755.26
6/30/90      $11,305.34      $11,868.40      $12,642.56      $11,238.18
9/30/90      $10,822.30      $11,361.20      $11,875.16      $10,381.83
12/31/90     $10,526.22      $11,050.50      $11,839.53      $10,003.93
3/31/91      $11,812.61      $12,400.90      $13,453.26      $11,575.55
6/30/91      $12,460.80      $13,081.40      $14,281.98      $12,429.82
9/30/91      $13,260.04      $13,920.40      $15,121.76      $13,333.47
12/31/91     $13,757.80      $14,443.00      $15,933.80      $14,028.14
3/31/92      $15,016.62      $15,764.50      $17,136.80      $15,297.69
6/30/92      $15,452.40      $16,221.60      $17,755.44      $15,791.80
9/30/92      $16,298.50      $17,110.10      $18,565.09      $16,415.58
12/31/92     $16,519.60      $17,342.20      $18,828.72      $16,602.72
3/31/93      $17,675.79      $18,556.00      $19,997.98      $17,756.61
6/30/93      $18,421.00      $19,338.30      $20,795.90      $18,608.92
9/30/93      $18,745.62      $19,679.00      $21,324.11      $18,956.91
12/31/93     $19,689.32      $20,669.70      $22,064.06      $19,899.07
3/31/94      $19,570.80      $20,545.40      $21,655.88      $19,688.14
6/30/94      $19,552.19      $20,525.80      $21,404.67      $19,424.32
9/30/94      $19,640.33      $20,618.30      $21,695.77      $19,418.49
12/31/94     $19,843.57      $20,831.70      $21,806.42      $19,166.05
3/31/95      $20,875.77      $21,915.30      $23,121.35      $20,101.35
6/30/95      $22,167.51      $23,271.40      $24,587.24      $21,160.70
9/30/95      $23,191.63      $24,346.50      $25,305.19      $21,890.74
12/31/95     $23,954.15      $25,147.00      $26,145.32      $22,497.11
3/31/96      $24,912.72      $26,153.30      $26,527.04      $23,070.79
6/30/96      $25,466.41      $26,734.50      $26,890.46      $23,442.23
9/30/96      $26,580.75      $27,904.40      $27,939.19      $24,529.95
12/31/96     $27,504.58      $28,874.20      $29,037.20      $25,344.34

   Performance data quoted represent changes in prices and assume that all distributions within the periods are invested in additional shares. The rates of return will vary and principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original stated cost. Past performance is not indicative of future investment results.

=============================================================================
SELIGMAN HIGH-YIELD BOND SERIES
-----------------------------------------------------------------------------

INVESTMENT RESULTS PER SHARE TOTAL RETURNS* For Periods Ended December 31, 1996
                                                                                 AVERAGE ANNUAL
                                                             -------------------------------------------------------
                                      CLASS B                                                          CLASS D
                                       SINCE                                                            SINCE
                                     INCEPTION       SIX           ONE        FIVE          10        INCEPTION
                                      4/22/96      MONTHS         YEAR        YEARS        YEARS       9/21/93
                                   ------------   ---------      ------      -------      -------   ------------
CLASS A
With Sales Charge                          n/a       2.90%        9.32%        13.74%       10.65%         n/a
Without Sales Charge                       n/a       8.00         14.82        14.86        11.19          n/a
CLASS B
With 5% CDSL                             4.11%       2.74           n/a          n/a          n/a          n/a
Without CDSL                             9.11        7.74           n/a          n/a          n/a          n/a
CLASS D
With 1% CDSL                                n/a      6.74         13.10          n/a          n/a          n/a
Without CDSL                                n/a      7.74         14.10          n/a          n/a       11.36%
LIPPER HIGH-YIELD INDEX**                9.01+       5.32         12.66        12.54         9.74        9.33++
MERRILL MASTER INDEX**                   9.42+       5.23         11.07        12.74        11.24        9.95++

NET ASSET VALUE
                                  DECEMBER 31, 1996         JUNE 30, 1996          DECEMBER 31, 1995
                                --------------------       --------------        --------------------
CLASS A                                  $7.25                   $7.05                    $6.96
CLASS B                                   7.26                    7.05                      n/a
CLASS D                                   7.26                    7.05                     6.96
DIVIDEND INFORMATION
For the Year Ended December 31, 1996

                                       CLASS A                 CLASS B                  CLASS D
                                     ----------             ------------               ---------
                                       $0.6947               $0.4472+++                 $0.6404


The securities in which the Series invests are subject to greater risk of loss of principal and interest than are higher-rated investment grade bonds. Investors should carefully assess the risks associated with an investment in this Series.

The performances of Class B and D shares will be greater than or less than the performance shown for Class A shares, based on the differences in sales charges and fees paid by shareholders.

--------------
   * Return figures reflect any change in price per share and assume the reinvestment of dividends and capital gain distributions. Return figures for Class A shares are calculated with and without the effect of the initial 4.75% maximum sales charge. Returns for Class B shares are calculated with and without the effect of the maximum 5% contingent deferred sales load ("CDSL"), charged only on certain redemptions made within one year of the date of purchase, declining to 1% in the sixth year and 0% thereafter. Returns for Class D shares are calculated with and without the effect of the 1% CDSL, charged only on redemptions made within one year of the date of purchase.
        The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Past performance is not indicative of future investment results.
  ** The Lipper High-Yield Index and the Merrill Master Index are unmanaged indices that assume investment of dividends. The Lipper High-Yield Index does not reflect sales charges, and the Merrill Master Index does not reflect fees or sales charges. Investors may not invest directly in an index.
   + From April 30, 1996.
  ++ From September 30, 1993.
 +++ For the period April 22, 1996, to December 31, 1996.

==============================================================================
SELIGMAN HIGH-YIELD BOND SERIES
------------------------------------------------------------------------------

DIVERSIFICATION OF ASSETS                                                                   PERCENT OF NET ASSETS
December 31, 1996                                                                                 DECEMBER 31,
                                                                                            ---------------------
                                                    ISSUES        COST          VALUE          1996        1995
                                                    ------        ----          -----          ----        ----
Net Cash and Short-Term Holdings                       1      $ 36,522,104   $ 36,522,104      4.4          6.0
                                                     ---      ------------   ------------    -----        -----
Corporate Bonds and
   Convertible Issues:
Aerospace                                              1         6,082,406      6,450,000      0.8           --
Automotive                                            --                --             --       --          0.8
Broadcasting                                           5        42,080,663     43,068,088      5.2          2.9
Cable Systems                                         15       131,230,962    131,071,750     15.9         13.5
Cellular                                               4        33,416,371     33,952,500      4.1          4.4
Chemicals                                              2        16,161,250     16,565,000      2.0          4.2
Computers and Related Services                         2        22,932,713     24,418,750      3.0          1.3
Consumer Products                                      4        32,271,531     33,728,750      4.1          2.3
Containers                                             2        16,961,350     17,387,500      2.1          1.2
Energy                                                 1         6,540,500      7,003,750      0.9          5.1
Environmental Services                                 1         8,603,341      8,956,875      1.1          1.0
Financial Services                                     2         8,652,719      8,864,000      1.1          1.8
Food                                                   3        26,407,169     27,100,625      3.3           --
Funeral                                                1         6,673,287      7,068,750      0.9           --
Gaming/Hotel                                           9       100,951,587    104,137,500     12.7         17.1
Health Care/Medical Products                           4        32,027,903     33,375,000      4.1          4.6
Industrial                                             1         5,042,499      4,696,500      0.6          1.0
Insurance                                             --                --             --       --          1.2
Leisure                                                2        10,561,500     11,026,250      1.3          1.5
Manufacturing                                          3        16,661,531     17,342,500      2.1          2.4
Metals                                                 2        20,401,875     20,725,000      2.5           --
Paging                                                 2        26,645,146     24,718,750      3.0          6.0
Paper and Packaging                                    2        20,221,788     20,857,500      2.5          1.1
Publishing                                             1        12,140,538     12,600,000      1.5           --
Record Storage                                         2        10,772,062     11,410,000      1.4           --
Retailing                                              1         8,616,875      8,797,500      1.1          0.8
Semiconductors                                        --                --             --       --          3.5
Supermarkets                                           3        35,381,851     36,875,000      4.5          2.1
Telecommunications                                    11        83,074,304     88,537,750     10.8          7.0
Theaters                                               1         7,193,540      7,668,750      0.9          3.3
Utilities                                              1        15,696,864     16,875,000      2.1          2.9
Miscellaneous                                         --                --             --       --          1.0
                                                     ---      ------------   ------------    -----        -----
                                                      88       763,404,125    785,279,338     95.6         94.0
                                                     ---      ------------   ------------    -----        -----
Net Assets                                            89      $799,926,229   $821,801,442    100.0        100.0
                                                     ---      ------------   ------------    -----        -----
                                                     ---      ------------   ------------    -----        -----

==============================================================================
PORTFOLIOS OF INVESTMENTS                                   December 31, 1996
-----------------------------------------------------------------------------

U.S. GOVERNMENT SECURITIES SERIES
                                                                                      PRINCIPAL AMOUNT
                                                                                         OR WARRANTS           Value
                                                                                        -------------         -------
US TREASURY SECURITIES  64.5%
US Treasury Bonds:
   8 3/4%, due 5/15/2020........  ...................................................   $  7,000,000       $ 8,612,191
   7 7/8%, due 2/15/2021.  ..........................................................      3,000,000         3,390,003
US Treasury Notes:
   8%, due 5/15/2001.................................................................      5,000,000         5,343,755
   7%, due 7/15/2006.................................................................      9,000,000         9,354,384
   6 1/4%, due 10/31/2001...  .......................................................      9,500,000         9,508,911
                                                                                                           -----------
TOTAL US TREASURY SECURITIES (Cost $36,505,781)......................................                       36,209,244
                                                                                                           -----------

US GOVERNMENT AGENCY SECURITIES 31.2% Mortgage-Backed Pass-through Certificates:
Federal National Mortgage Association 7 1/2%, due 10/1/2026........................         7,394,914         7,401,850
Government National Mortgage Association Obligations,
   7 1/2%, with various maturities from 9/15/2021 to 8/15/2024**...................        10,116,809        10,135,778
                                                                                                           -----------
TOTAL US GOVERNMENT AGENCY SECURITIES (Cost $16,927,926)..........................                          17,537,628
                                                                                                           -----------
SHORT-TERM HOLDINGS  3.2% (Cost $1,800,000).......................................                           1,800,000
                                                                                                           -----------
TOTAL INVESTMENTS  98.9% (Cost $55,233,077).......................................                          55,546,872
OTHER ASSETS LESS LIABILITIES  1.1%...............................................                             625,136
                                                                                                           -----------
NET ASSETS  100.0%................................................................                         $56,172,008
                                                                                                           -----------
                                                                                                           -----------
----------------------------------------------------------------------------------------------------------------------
HIGH-YIELD BOND SERIES

CORPORATE BONDS  95.1%

AEROSPACE  0.8%
UNC Inc. 11%, due 6/1/2006...........................................................   $  6,000,000       $ 6,450,000
                                                                                                           -----------
BROADCASTING  4.7%
Allbritton Communications Co.   11 1/2%, due 8/15/2004...............................      5,000,000         5,300,000
Jacor Communications Co.   9 3/4%, due 12/15/2006....................................      2,970,000         3,047,963
Paxson Communications Corp.   11 5/8%, due 10/1/2002.................................     14,000,000        14,700,000
SFX Broadcasting, Inc.   10 3/4%, due 5/15/2006......................................     15,000,000        15,937,500
                                                                                                           -----------
                                                                                                            38,985,463
                                                                                                           -----------
CABLE SYSTEMS  15.9%
American Telecasting, Inc. 0%  ( 14 1/2%+), due 8/15/2005............................     10,000,000         3,650,000
American Telecasting, Inc. (Warrants expiring 8/15/2000)..........................             5,000 wts.       50,000
Cablevision Systems Corp.   10 1/2%, due 5/15/2016...................................    $16,500,000        17,160,000
Charter Communications Southeast L.P.   11 1/4%, due 3/15/2006.......................     12,000,000        12,600,000
Charter Communications Southeast Holdings L.P.  0% (14%+), due 3/15/2007..........        15,000,000         8,925,000
Comcast Corp.   10 5/8%, due 7/15/2012...............................................     15,000,000        16,725,000
Comcast U.K. Cable Partners Ltd. 0% (11.20%+), due 11/15/2007.....................        10,000,000         7,175,000
Heartland Wireless Communications, Inc. 14%, due 10/15/2004*......................         8,600,000         8,965,500
Intermedia Capital Partners IV, L.P.   11 1/4%, due 8/1/2006.........................     15,000,000        15,712,500
International CableTel, Inc. 0%   (11 1/2%+), due 2/1/2006...........................     10,000,000         6,850,000

-----------------------
See footnoes on page 14.

=============================================================================
PORTFOLIOS OF INVESTMENTS (continued)                       December 31, 1996
-----------------------------------------------------------------------------

HIGH-YIELD BOND SERIES (continued)
                                                                                      PRINCIPAL AMOUNT
                                                                                         OR WARRANTS           Value
                                                                                        -------------         -------
CABLE SYSTEMS  (continued)
People's Choice TV Corp. 0%   (13 1/8%+), due 6/1/2004...............................   $ 10,000,000       $ 4,300,000
Rogers Cablesystems Inc. 11%, due 12/1/2015.......................................        10,000,000        10,775,000
Rogers Communications Inc.   10 7/8%, due 4/15/2004..................................      7,500,000         7,931,250
Wireless One Inc. 13%, due 10/15/2003.............................................        10,500,000        10,237,500
Wireless One Inc. (Warrants expiring 10/15/2000)                                              15,000 wts.       15,000
                                                                                                           -----------
                                                                                                           131,071,750

CELLULAR  4.1%
Centennial Cellular Corp.   10 1/8%, due 5/15/2005...................................  $   7,500,000         7,575,000
Commnet Cellular Corp.   11 1/4%, due 7/1/2005.......................................      6,500,000         6,922,500
PriCellular Wireless Corp.   0%(12 1/4%+), due 10/1/2003.............................     10,500,000         9,030,000
PriCellular Wireless Corp.   10 3/4%, due 11/1/2004*                                      10,000,000        10,425,000
                                                                                                           -----------
                                                                                                            33,952,500
                                                                                                           -----------

CHEMICALS  2.0%
NL Industries Inc.   11 3/4%, due 10/15/2003.........................................     10,000,000        10,625,000
Texas Petrochemicals Corp.   11 1/8%, due 7/1/2006                                         5,500,000         5,940,000
                                                                                                           -----------
                                                                                                            16,565,000
                                                                                                           -----------

COMPUTERS AND RELATED SERVICES  3.0%
Unisys Corp. 12%, due 4/15/2003...................................................        12,750,000        13,706,250
Unisys Corp.   11 3/4%, due 10/15/2004                                                    10,000,000        10,712,500
                                                                                                           -----------
                                                                                                            24,418,750
                                                                                                           -----------
CONSUMER PRODUCTS  4.1%
American Pad & Paper Co. 13%, due 11/15/2005......................................         6,500,000         7,670,000
Ryder TRS Inc. 10%, due 12/1/2006*................................................         8,500,000         8,861,250
Spinnaker Industries Inc. 103 1/44%, due 10/15/2006*.................................      7,500,000         7,837,500
William Carter Co.   10 3/4%, due 12/1/2006*                                               9,000,000         9,360,000
                                                                                                           -----------
                                                                                                           33,728,750
                                                                                                           -----------

CONTAINERS  2.1%
Plastic Containers, Inc. 10%, due 12/15/2006*.....................................        10,000,000        10,400,000
Silgan Corp.  11  3/4%, due 6/15/2002                                                      6,500,000         6,987,500
                                                                                                           -----------
                                                                                                            17,387,500
                                                                                                           -----------

ENERGY  0.9%
Abraxas Petroleum Corp.   11 1/2%, due 11/1/2004*                                          6,500,000         7,003,750
                                                                                                           -----------

ENVIRONMENTAL SERVICES  1.1%
Allied Waste North America, Inc.   10 1/4%, due 12/1/2006*                                 8,500,000         8,956,875
                                                                                                           -----------

FINANCIAL SERVICES  1.1 %
Dollar Financial Group, Inc.   10 7/8%, due 11/15/2006*..............................      6,750,000         6,986,250
Veritas Holdings GmbH   9 5/8%, due 12/15/2003*                                            1,850,000         1,877,750
                                                                                                           -----------
                                                                                                             8,864,000
                                                                                                           -----------

FOOD  3.3%
AmeriKing Inc. 10 3/4%, due 12/1/2006  ..............................................      7,500,000         7,800,000
Gorges/Quik-to-Fix Foods, Inc. 11 1/2%, due 12/1/2006*  .............................      8,500,000         8,850,625
International Home Foods, Inc. 10 3/8%, due 11/1/2006*                                    10,000,000        10,450,000
                                                                                                           -----------
                                                                                                            27,100,625
                                                                                                           -----------

-----------------------
See footnoes on page 14.

=============================================================================
PORTFOLIOS OF INVESTMENTS (continued)                       December 31, 1996
-----------------------------------------------------------------------------

HIGH-YIELD BOND SERIES (continued)
                                                                                      PRINCIPAL AMOUNT
                                                                                         OR WARRANTS           Value
                                                                                        -------------         -------
FUNERAL  0.9%
Prime Succession Acquisition Corp.   10 3/4%, due 8/15/2004..........................  $   6,500,000       $ 7,068,750
                                                                                                           -----------
GAMING/HOTEL  12.7%
Alliance Gaming Corp. 12 7/8%, due 6/30/2003  .......................................      6,500,000         6,922,500
Aztar Corp. 13 3/4%, due 10/1/2004  .................................................     15,000,000        16,050,000
Casino America, Inc. 12 1/2%, due 8/1/2003  .........................................      7,500,000         7,153,125
Casino Magic of Louisiana Corp. 13%, due 8/15/2003*...............................         7,500,000         7,443,750
Coast Hotels & Casinos, Inc. 13%, due 12/15/2002.....................................     12,500,000        13,812,500
Showboat, Inc. 13%, due 8/1/2009.....................................................      7,675,000         8,480,875
Showboat Marina Casino Partnership 13 1/4%, due 3/15/2003  ..........................     10,950,000        12,099,750
Trump Atlantic City Funding, Inc. 11 1/4%, due 5/1/2006  ............................     15,000,000        14,925,000
Trump Hotels & Casino Resorts Funding, Inc. 15 1/2%, due 6/15/2005  .................     15,000,000        17,250,000
                                                                                                           -----------
                                                                                                           104,137,500
                                                                                                           -----------

HEALTH CARE/MEDICAL PRODUCTS  4.1%
Dade International Inc. 11 1/8%, due 5/1/2006  ......................................      7,500,000         8,137,500
Graphic Controls  Corp. 12%, due 9/15/2005...........................................      5,000,000         5,562,500
IMED Corp. 9 3/4%, due 12/1/2006*  ..................................................     10,000,000        10,250,000
Paracelsus Healthcare Corp. 10%, due 8/15/2006.......................................     10,000,000         9,425,000
                                                                                                           -----------
                                                                                                            33,375,000
                                                                                                           -----------

INDUSTRIAL  0.6%
IMO Industries Inc. 11 3/4%, due 5/1/2006  ..........................................      5,050,000         4,696,500
                                                                                                           -----------

LEISURE  1.3%
Premier Parks Inc. 12%, due 8/15/2003..............................................        4,000,000         4,380,000
Stuart Entertainment, Inc. 12 1/2%, due 11/15/2004*  ................................      6,500,000         6,646,250
                                                                                                           -----------
                                                                                                            11,026,250
                                                                                                           -----------

MANUFACTURING  2.1%
Blue Bird Body Co. 10 3/4%, due 11/15/2006  .........................................      3,500,000         3,692,500
BPC Holding Corp. 12 1/2%, due 6/15/2006  ...........................................      6,500,000         6,890,000
International Knife &Saw, Inc. 11 3/8%, due 11/15/2006*  ............................      6,500,000         6,760,000
                                                                                                           -----------
                                                                                                            17,342,500
                                                                                                           -----------

METALS  2.5%
Renco Metals, Inc. 11 1/2%, due 7/1/2003  ...........................................     10,000,000        10,525,000
Royal Oak Mines, Inc. 11%, due 8/15/2006.............................................     10,000,000        10,200,000
                                                                                                           -----------
                                                                                                            20,725,000
                                                                                                           -----------

PAGING  3.0%
Mobile Telecommunication Technologies Corp. 13 1/2%, due 12/15/2002  ................     17,500,000        17,631,250
ProNet Inc. 117 1/48%, due 6/15/2005.................................................      7,500,000         7,087,500
                                                                                                           -----------
                                                                                                            24,718,750
                                                                                                           -----------

PAPER AND PACKAGING  2.5%
U.S. Can Corp. 10 1/8%, due 10/15/2006*  ............................................     10,000,000        10,550,000
S.D. Warren Co. 12%, due 12/15/2004..................................................      9,500,000        10,307,500
                                                                                                           -----------
                                                                                                            20,857,500
                                                                                                           -----------

PUBLISHING  1.5%
Petersen Publishing Co., L.L.C. 11 1/8%, due 11/15/2006*                                  12,000,000        12,600,000
                                                                                                           -----------

-----------------------
See footnoes on page 14.

=============================================================================
PORTFOLIOS OF INVESTMENTS (continued)                       December 31, 1996
-----------------------------------------------------------------------------

HIGH-YIELD BOND SERIES (continued)
                                                                                      PRINCIPAL AMOUNT
                                                                                         OR WARRANTS           Value
                                                                                        -------------         -------
RECORD STORAGE  1.4%
Iron Mountain Inc. 10 1/8%, due 10/1/2006  ..........................................    $ 3,500,000      $  3,727,500
Pierce Leahy Corp. 11 1/8%, due 7/15/2006  ..........................................      7,000,000         7,682,500
                                                                                                           -----------
                                                                                                            11,410,000
                                                                                                           -----------

RETAILING  1.1%
Cole National Group, Inc. 9 7/8%, due 12/31/2006*   ................................      8,500,0000         8,797,500
                                                                                                           -----------

SUPERMARKETS  4.5%
Grand Union 12%, due 9/1/2004........................................................     12,500,000        13,312,500
Jitney-Jungle Stores of America, Inc. 12%, due 3/1/2006..............................     12,500,000        13,312,500
Pathmark Stores Inc. 11 5/8%, due 6/15/2002  ........................................     10,000,000        10,250,000
                                                                                                           -----------
                                                                                                            36,875,000
                                                                                                           -----------

TELECOMMUNICATIONS  10.8%
Brooks Fiber Properties, Inc. 0% (10 7/8%+), due 3/1/2006*  .........................      5,000,000         3,362,500
Brooks Fiber Properties, Inc. 0% (11 7/8%+), due 11/1/2006  .........................      5,000,000         3,212,500
Fonorola Inc. 12 1/2%, due 8/15/2002  ...............................................      7,500,000         8,250,000
Intermedia Communications of Florida, Inc. 13 1/2%, due 6/1/2005  ...................      5,000,000         5,737,500
Intermedia Communications of Florida, Inc. 0%(12 1/2%+), due 5/15/2006  .............      5,000,000         3,350,000
Intermedia Communications of Florida, Inc.  (Warrants expiring 6/1/2000)..........             4,000 wts.      160,000
IXC Communications Inc. 12 1/2%, due 10/1/2005  .....................................    $18,500,000        20,442,500
NEXTLINK Communications, Inc. 12 1/2%, due 4/15/2006  ...............................     12,500,000        13,468,750
Omnipoint Corp. 11 5/8%, due 8/15/2006  .............................................     10,000,000        10,450,000
Phonetel Technologies, Inc. 12%, due 12/15/2006......................................      2,600,000         2,704,000
Sprint Spectrum L.P. 11%, due 8/15/2006..............................................     16,000,000        17,400,000
                                                                                                           -----------
                                                                                                            88,537,750
                                                                                                           -----------

THEATERS  0.9%
Plitt Theaters, Inc. 10 7/8%, due 6/15/2004   ......................................       7,500,000         7,668,750
                                                                                                           -----------

UTILITIES  2.1%
Midland Cogeneration Venture, L.P. 11 3/4%, due 7/23/2005   ........................      15,000,000        16,875,000
                                                                                                           -----------
TOTAL CORPORATE BONDS (Cost $759,374,937)..........................................                        781,196,713
                                                                                                           -----------


CONVERTIBLE PREFERRED STOCKS  0.5% (Cost $4,029,188)

BROADCASTING  0.5%
Paxson Communications Corp. 12 1/2%    ..............................................          4,275 shs.    4,082,625
                                                                                                           -----------

SHORT-TERM HOLDINGS  1.9% (Cost $15,900,000) ........................................                       15,900,000
                                                                                                           -----------

TOTAL INVESTMENTS 97.5% (Cost $779,304,125) .........................................                      801,179,338
OTHER ASSETS LESS LIABILITIES  2.5% .................................................                       20,622,104
                                                                                                           -----------
NET ASSETS  100.0% ..................................................................                     $821,801,442
                                                                                                           -----------
                                                                                                           -----------

   * Rule 144A security.
 **Investments in mortgage-backed securities are subject to principal paydowns.
   As a result of prepayments from refinancing or satisfaction of the underlying mortgage instruments, the average life may be less than the original maturity. This in turn may impact the ultimate yield realized from these securities. + Deferred-interest debentures pay no interest for a stipulated number of years, after which they pay the indicated coupon rate.

See Notes to Financial Statements.

=============================================================================
STATEMENTS OF ASSETS AND LIABILITIES                        December 31, 1996
-----------------------------------------------------------------------------

                                                                          U.S. GOVERNMENT             HIGH-YIELD
                                                                         SECURITIES SERIES            BOND SERIES
                                                                          ______________             ____________
ASSETS:
Investments, at value (see portfolios of investments):
   Long-term holdings...............................................         $53,746,872               $785,279,338
   Short-term holdings..............................................           1,800,000                 15,900,000
                                                                             -----------               ------------
                                                                              55,546,872                801,179,338
Cash................................................................             164,514                     87,099
Interest receivable.................................................             722,659                 17,460,320
Receivable for Shares of Beneficial Interest sold...................             101,286                 10,725,096
Expenses prepaid to shareholder service agent.......................               9,970                    107,010
Other...............................................................              24,991                     89,386
                                                                             -----------               ------------
Total Assets........................................................          56,570,292                829,648,249
                                                                             -----------               ------------

LIABILITIES:
Payable for Shares of Beneficial Interest repurchased...............             157,573                  2,241,823
Dividends payable...................................................             121,753                  2,896,003
Payable for securities purchased....................................                  --                  1,561,547
Accrued expenses, taxes, and other..................................             118,958                  1,147,434
                                                                             -----------               ------------
Total Liabilities                                                                398,284                  7,846,807
                                                                             -----------               ------------
Net Assets..........................................................         $56,172,008               $821,801,442
                                                                             -----------               ------------
                                                                             -----------               ------------

COMPOSITION OF NET ASSETS:
Shares of Beneficial Interest, at par (unlimited shares authorized;
   $.001 par value; 8,364,572 and 113,282,926 shares outstanding):
   Class A..........................................................            $ 6,984                    $ 56,292
   Class B..........................................................                  --                     20,394
   Class D..........................................................               1,380                     36,597
Additional paid-in capital..........................................          71,027,763                803,180,157
Accumulated net realized loss.......................................         (15,177,914)               (3,367,211)
Net unrealized appreciation of investments..........................             313,795                 21,875,213
                                                                             -----------               ------------
Net Assets..........................................................         $56,172,008               $821,801,442
                                                                             -----------               ------------
                                                                             -----------               ------------

NET ASSETS:
Class A.............................................................         $46,889,264               $408,303,361
Class B.............................................................                  --               $147,970,334
Class D.............................................................          $9,282,744               $265,527,747
SHARES OF BENEFICIAL INTEREST OUTSTANDING:
Class A.............................................................           6,984,440                 56,292,402
Class B.............................................................                  --                 20,393,887
Class D.............................................................           1,380,132                 36,596,637
NET ASSET VALUE PER SHARE:
Class A.............................................................               $6.71                      $7.25
Class B.............................................................                  --                      $7.26
Class D.............................................................               $6.73                      $7.26

------------------------
See Notes to Financial Statements.

=============================================================================
STATEMENTS OF OPERATIONS                 For the Year Ended December 31, 1996
-----------------------------------------------------------------------------

                                                                                 U.S. GOVERNMENT      HIGH-YIELD
                                                                                SECURITIES SERIES     BOND SERIES
                                                                                -----------------     -----------
INVESTMENT INCOME:
Interest...............................................................             $ 4,185,228        $52,323,055
                                                                                    -----------        -----------
EXPENSES:
Management fees........................................................                 290,879          3,107,117
Distribution and service fees..........................................                 193,344          2,678,641
Shareholder account services...........................................                 110,713            899,087
Registration...........................................................                  36,495            139,693
Shareholder reports and communications.................................                  26,015             41,257
Custody and related services...........................................                  20,721             75,100
Shareholders' meeting..................................................                  19,188             14,096
Trustees' fees and expenses............................................                  14,067             16,070
Auditing and legal fees................................................                  11,424             66,715
Miscellaneous..........................................................                  10,557             19,251
                                                                                    -----------        -----------
Total Expenses.........................................................                 733,403          7,057,027
                                                                                    -----------        -----------
Net Investment Income..................................................               3,451,825         45,266,028
                                                                                    -----------        -----------

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments................................                (531,212)         8,372,099
Net change in unrealized appreciation of investments...................              (3,266,304)        13,819,543
                                                                                    -----------        -----------
Net Gain (Loss) on Investments.........................................              (3,797,516)        22,191,642
                                                                                    -----------        -----------
Increase (Decrease) in Net Assets from Operations......................             $  (345,691)       $67,457,670
                                                                                    -----------        -----------
                                                                                    -----------        -----------

------------------------
See Notes to Financial Statements.

=============================================================================
STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------

                                                                U.S. GOVERNMENT                     HIGH-YIELD BOND
                                                               SECURITIES SERIES                        SERIES
                                                           ----------------------------        -----------------------------
                                                             YEAR ENDED DECEMBER 31,              YEAR ENDED DECEMBER 31,
                                                           ----------------------------        -----------------------------
                                                              1996             1995                1996             1995
                                                           -----------      -----------        ------------     ------------
OPERATIONS:
Net investment income..........................            $ 3,451,825      $ 3,990,174        $ 45,266,028     $ 13,558,330
Net realized gain (loss) on investments........               (531,212)       2,039,308           8,372,099        1,610,990
Net change in unrealized appreciation/
  depreciation of investments..................             (3,266,304)       4,046,357          13,819,543        9,316,772
                                                           -----------      -----------        ------------     ------------
Increase (decrease) in net assets from operations             (345,691)      10,075,839          67,457,670       24,486,092
                                                           -----------      -----------        ------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:.........................
  Class A......................................             (2,998,077)      (3,598,301)        (27,035,063)     (10,106,642)
  Class B......................................                     --               --          (3,418,270)              --
  Class D......................................               (453,748)        (391,873)        (14,812,695)      (3,451,688)
                                                           -----------      -----------        ------------     ------------
Decrease in net assets from distributions......             (3,451,825)      (3,990,174)        (45,266,028)     (13,558,330)
                                                           -----------      -----------        ------------     ------------
TRANSACTIONS IN SHARES OF
  BENEFICIAL INTEREST:*
Net proceeds from sale of shares:
  Class A......................................              5,275,155        3,825,303        236,713,393       105,673,183
  Class B......................................                     --               --        144,036,057                --
  Class D......................................              2,920,596        2,880,957        173,325,163        73,974,274
Net asset value of shares issued in payment
  of dividends:................................
  Class A......................................              1,522,409        1,701,734         13,828,199         4,574,683
  Class B......................................                     --               --          1,378,143                --
  Class D......................................                329,724          277,256          9,145,648         1,987,440
Exchanged from associated Funds:
  Class A......................................              3,303,371        7,127,733         92,654,186        40,995,621
  Class B......................................                     --               --          3,420,798                --
  Class D......................................              3,947,861        3,553,259         32,988,466        17,689,110
                                                           -----------      -----------        ------------     ------------
Total..........................................             17,299,116       19,366,242         707,490,053      244,894,311
                                                           -----------      -----------        ------------     ------------
Cost of shares repurchased:
  Class A......................................             (8,375,696)     (11,627,920)        (50,385,557)     (11,822,223)
  Class B......................................                     --               --          (1,530,923)              --
  Class D......................................             (2,247,483)      (1,974,060)        (20,024,403)      (5,891,925)
Exchanged into associated Funds:
  Class A......................................             (6,587,848)      (6,070,037)        (78,716,704)     (24,535,126)
  Class B......................................                     --               --          (2,104,964)              --
  Class D......................................             (3,360,753)      (3,313,843)        (27,399,898)      (9,572,687)
                                                           -----------      -----------        ------------     ------------
Total..........................................            (20,571,780)     (22,985,860)       (180,162,449)     (51,821,961)
                                                           -----------      -----------        ------------     ------------
Increase (decrease) in net assets from transactions
  in shares of beneficial interest.............             (3,272,664)      (3,619,618)        527,327,604      193,072,350
                                                           -----------      -----------        ------------     ------------
Increase (decrease) in net assets..............             (7,070,180)       2,466,047         549,519,246      204,000,112
NET ASSETS:
Beginning of year..............................             63,242,188       60,776,141        272,282,196       68,282,084
                                                           -----------      -----------        ------------     ------------
End of year....................................            $56,172,008      $63,242,188        $821,801,442     $272,282,196
                                                           -----------      -----------        ------------     ------------
                                                           -----------      -----------        ------------     ------------

* The High-Yield Bond Series began offering Class B shares on April 22, 1996. See Notes to Financial Statements.

=============================================================================
NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------------------------

1. Seligman High Income Fund Series (the "Fund") consists of two separate series (collectively, the "Series"): the "U.S. Government Securities Series" which offers two classes of shares -- Class A and Class D shares, and the "High-Yield Bond Series" which offers three classes of shares -- Class A, Class B, and Class D shares. All shares existing prior to September 21, 1993, the commence ment of Class D shares, were classified as Class A shares. The High-Yield Bond Series began offering Class B shares on April 22, 1996. Class A shares are sold with an initial sales charge of up to 4.75% and a continuing service fee of up to 0.25% on an annual basis. Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales charge but are subject to a contingent deferred sales load ("CDSL") of 1% on redemptions within eighteen months of purchase. Class B shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSL, if applicable, of 5% on redemptions in the first year after purchase, declining to 1% in the sixth year and 0% thereafter. Class B shares will automatically convert to Class A shares on the last day of the month that precedes the eighth anniversary of their date of purchase. Class D shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSL of 1% imposed on certain redemptions made within one year of purchase. The three classes of shares represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and certain other class expenses and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

2. Significant accounting policies followed, all in conformity with generally accepted accounting principles, are given below:

a. All US Government and Government agency securities, bonds, stocks, and warrants are valued at current market values or, in their absence, at fair values determined in accordance with procedures approved by the trustees. Securities traded on national exchanges are valued at last sales prices or, in their absence and in the case of over-the-counter securities, based on valuations provided by an independent pricing service approved by the trustees. Short-term holdings maturing in 60 days or less are valued at amortized cost.
b. There is no provision for federal income or excise tax. Each Series has elected to be taxed as a regulated investment company and intends to distribute sub stantially all taxable net income and net gain realized. Dividends are declared daily and paid monthly.
c. Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial statement and federal income tax purposes. Interest income is recorded on the accrual basis. Each Series accretes original issue discounts and market discounts on purchases of portfolio securities.
d. The Fund may enter into repurchase agreements with commercial banks and with broker/dealers deemed to be creditworthy by J. & W. Seligman & Co. Incorporated (the "Manager"). Securities received as collateral subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest, at all times. Procedures have been established to monitor, on a daily basis, the market value of repurchase agreements' underlying securities to ensure the existence of the proper level of collateral.
e. All income and expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based upon the relative value of shares of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class. For the year ended December 31, 1996, distribution and service fees were the only class-specific expenses.
f. The treatment for financial statement purposes of distributions made during the year from net

=============================================================================
-----------------------------------------------------------------------------
   investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations, or net asset value per share of the Series.

3. For the year ended December 31, 1996, the U.S. Government
Securities Series had purchases and sales of US Government obligations of $92,940,428 and $95,414,903, respectively. The
High-Yield Bond Series had purchases and sales of portfolio securities, excluding US Government obligations and short-term investments of $1,055,652,426 and $552,842,346, respectively.
       At December 31, 1996, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes, and the tax basis gross unrealized appreciation and depreciation of portfolio securities were as follows:

                                TOTAL          TOTAL
                             UNREALIZED     UNREALIZED
SERIES                      APPRECIATION   DEPRECIATION
--------------------------------------------------------------
U.S. Government
   Securities           $      763,000     $    449,205
High-Yield Bond             29,618,783        7,743,570

4. At December 31, 1996, the Fund owned short-term investments which matured in less than 7 days.

5. The Man ager manages the affairs of the Fund and provides the necessary personnel and facilities. Compensation of all officers of the Fund, all trustees of the Fund who are employees or consultants of the Manager, and all personnel of the Fund and the Manager is paid by the Manager. The Manager's fee is calculated daily and payable monthly, equal to 0.50% per annum of the U.S. Government Securities Series' average daily net assets, and for the High-Yield Bond Series, the fee is 0.65% of the first $1 billion of the Series' average daily net assets, and 0.55% of the Series' average daily net assets in excess of $1 billion. Prior to January 1, 1996, the management fee rate of the High-Yield Bond Series was 0.50% per annum of the Series' average daily net assets. The management fees reflected in the Statements of Operations represent 0.50% and 0.65% per annum of the average daily net assets of the U.S. Government Securities Series and the High-Yield Bond Series, respectively.
  Seligman Financial Services, Inc. (the "Distributor"), agent for the distribution of each Series' shares, received the following concessions after commissions were paid to dealers for sale of Class A shares:

                            DISTRIBUTOR       DEALER
SERIES                      CONCESSIONS     COMMISSIONS
--------------------------------------------------------------
U.S. Government
   Securities               $   9,862       $  77,484
High-Yield Bond               709,561       5,466,375

  The Fund has an Administration, Shareholder Services and Distribution Plan (the "Plan") with respect to distri bu tion of its shares. Under the Plan, with respect to Class A shares, service organizations can enter into agreements with the Distributor and receive a continu ing fee of up to 0.25% on an annual basis, payable quarterly, of the average daily net assets of the Class A shares attributable to the particular service organ ization for providing personal services and/or the maintenance of shareholder accounts. The Distributor charges such fees to the Fund pursuant to the Plan. For the year ended December 31, 1996, such fees paid by the U.S. Government Securities and High-Yield Bond Series aggregated $107,621 and $664,216, or 0.22% and 0.24% per annum, respectively, of average daily net assets of Class A shares.

  Under the Plan, with respect to Class B and Class D shares, service organizations can enter into agreements with the Distributor and receive a continuing fee for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class B and Class D shares for which the organizations are responsible; and for Class D shares only, fees for providing other distribution assistance of up to 0.75% on an annual basis of such

=============================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
-----------------------------------------------------------------------------
average daily net assets. Such fees are paid monthly by the Fund to the Distributor pursuant to the Plan.

  With respect to Class B shares, a distribution fee of up to 0.75% on an annual basis of average daily net assets is payable monthly by the Fund to the Distributor; how-ever, the Distributor has sold its rights to substantially all of this fee to a third party (the "Purchaser"), which provided funding to the Distributor to enable it to pay commissions to dealers at the time of the sale of the related Class B shares.

  For the year ended December 31, 1996, for the U.S. Government Securities Series Class D shares, fees in-curred under the Plan amounted to $85,723, or 1% per annum of average daily assets, and for the High-Yield Bond Series, fees incurred under the Plan, equivalent to 1% per annum of the average daily net assets of Class B and Class D shares, amounted to $380,684 and $1,633,741, respectively.

  The Distributor is entitled to retain any CDSL imposed on certain redemptions of Class D shares occurring within one year of purchase. For the year ended December 31, 1996, such charges incurred were $3,630 for the U.S. Government Securities Series and $88,949 for the High-Yield Bond Series.

  The Distributor has sold its rights to collect any CDSL imposed on redemptions of Class B shares to the Purchaser. In connection with the sale of its rights to collect any CDSL and the distribution fees with respect to Class B shares described above, the Distributor receives payments from the Purchaser based on the value of Class B shares sold. The aggregate amount of such payments and the Class B share distribution fees retained by the Distributor for the year ended December 31, 1996, was $368,282 for the High-Yield Bond Series.

  Seligman Services, Inc., an affiliate of the Manager, is eligible to receive commission from certain sales of shares of each Series, as well as distribution and service fees pursuant to the Plan. For the year ended December 31, 1996, Seligman Services, Inc., received commissions from sales of shares of each Series and distribution and service fees pursuant to the Plan, as follows:

                                     DISTRIBUTION  AND
SERIES                 COMMISSIONS     SERVICE FEES
---------------------------------------------------------------
U.S. Government
   Securities           $ 3,172          $12,113
High-Yield Bond          29,500           20,797

  Seligman Data Corp., which is owned by certain associated investment companies, charged at cost for shareholder account services the following amounts: U.S. Government Securities Series, $110,713, and High-Yield Bond Series, $899,087.

  Certain officers and trustees of the Fund are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.

  Fees of $15,000 were incurred by the Fund for legal services of Sullivan & Cromwell, a member of which 1/2rm is a trustee of the Fund.

  The Fund has a compensation agreement un der which trustees who receive fees may elect to defer receiving such fees. Interest is accrued on the deferred balances. The annual cost of such fees and interest is included in trustees' fees and expenses, and the accumulated balances thereof at December 31, 1996, of $41,631 in the U.S. Government Securities Series and $27,704 in the High-Yield Bond Series are included in other liabilities. Deferred fees and the related accrued interest are not deductible for federal income tax purposes until such amounts are paid.

6. In accordance with current federal income tax law, the net realized capital gains and losses of each Series are considered separately for purposes of determining taxable capital gains. At December 31, 1996, net capital loss carryforwards for the U.S. Government Securities Series and the High-Yield Bond Series amounted to $15,037,132 and $3,292,211, respectively, which are available for offset against future taxable net capital gains, expiring in various amounts through 2004 and 2002, respectively.

  Accordingly, no capital gain distributions are expected to be paid to shareholders of the respective Series until net capital gains have been realized in excess of the available capital loss carryforwards.

=============================================================================
-----------------------------------------------------------------------------
7.  Transactions in Shares of Bene1/2cial Interest were as follows:

                                                  U.S. GOVERNMENT                       HIGH-YIELD BOND
                                                 SECURITIES SERIES                          SERIES*
                                               YEAR ENDED DECEMBER 31,              YEAR ENDED DECEMBER 31,
                                              1996               1995               1996             1995
Sale of shares:
  Class A...............................     781,071            563,170         33,317,666         15,520,966
  Class B...............................          --                 --         20,232,066                 --
  Class D...............................     428,534            420,595         24,388,635         10,865,793
Shares issued in payment of dividends:
  Class A...............................     224,948            250,361          1,948,207            673,431
  Class B...............................          --                 --            192,948                 --
  Class D...............................      48,704             40,634          1,287,945            290,559
Exchanged from associated Funds:
  Class A...............................     487,261          1,037,221         13,049,554          6,014,478
  Class B...............................          --                 --            480,781                 --
  Class D...............................     585,467            519,691          4,652,741          2,589,157
                                          ----------         ----------         ----------         ----------
Total...................................   2,555,985          2,831,672         99,550,543         35,954,384
                                          ----------         ----------         ----------         ----------
Shares repurchased:
  Class A...............................  (1,236,706)        (1,727,109)        (7,112,332)        (1,735,886)
  Class B...............................          --                 --           (214,512)                --
  Class D...............................    (333,282)          (288,754)        (2,819,462)          (859,011)
Exchanged into associated Funds:
  Class A...............................    (972,823)          (883,771)       (11,079,755)        (3,600,993)
  Class B...............................          --                 --           (297,396)                --
  Class D...............................    (491,240)          (485,587)        (3,862,279)        (1,392,998)
                                          ----------         ----------         ----------         ----------
Total...................................  (3,034,051)        (3,385,221)       (25,385,736)        (7,588,888)
                                          ----------         ----------         ----------         ----------
Increase (decrease) in shares...........    (478,066)          (553,549)        74,164,807         28,365,496
                                          ----------         ----------         ----------         ----------
                                          ----------         ----------         ----------         ----------

---------------
* The Series began offering Class B shares on April 22, 1996.

=============================================================================
FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------

The financial highlights for each Series are presented below. The per share operating performance data is designed to allow investors to trace the operating performance, on a per share basis, from each Class's beginning net asset value to the ending net asset value so that they can understand what effect the individual items have on their investments, assuming they were held throughout the period. Generally, the per share amounts are derived by converting the actual dollar amounts incurred for each item, as disclosed in the financial statements, to their equivalent per share amounts.

   The total returns based on net asset value measure each Class's performance assuming investors purchased shares at net asset value as of the beginning of the period, reinvested dividends and capital gains paid at net asset value, and then sold their shares at the net asset value per share on the last day of the period. The total return computations do not reflect any sales charges investors may incur in purchasing shares of any Series. The total returns for periods of less than one year are not annualized.

                                                        U.S. GOVERNMENT SECURITIES SERIES
                                   ----------------------------------------------------------------------------------
                                                     CLASS A                                    CLASS D
                                   ---------------------------------------------    ---------------------------------
                                                                                         YEAR ENDED        9/21/93*
                                             YEAR ENDED DECEMBER 31,                    DECEMBER 31,         TO
                                   ---------------------------------------------    ---------------------------------
                                    1996     1995      1994       1993      1992      1996    1995    1994   12/31/93
                                   -----    -----     -----      -----     -----    -----    -----    -----   -------
PER SHARE OPERATING
  PERFORMANCE:
Net asset value, beginning
   of period..................     $7.15    $6.47     $7.18      $7.19     $7.30    $7.16    $6.48   $7.20    $7.33
                                   -----    -----     -----      -----     -----    -----    -----    -----   -----
Net investment income.........       .41      .46       .44        .53       .51      .36      .40     .37      .09
Net realized and unrealized
   investment gain (loss).....      (.44)     .68      (.71)      (.01)     (.11)    (.43)    .68     (.72)    (.13)
                                   -----    -----     -----      -----     -----    -----    -----    -----   -----

Increase (decrease) from
   investment operations......      (.03)    1.14      (.27)      .52       .40      (.07)    1.08    (.35)    (.04)
Dividends paid or declared....      (.41)    (.46)     (.44)      (.53)     (.51)    (.36)    (.40)   (.37)    (.09)
                                   -----    -----     -----      -----     -----    -----    -----    -----   -----
Net increase (decrease) in
   net asset value............      (.44)     .68      (.71)      (.01)     (.11)    (.43)     .68     (.72)   (.13)
                                   -----    -----     -----      -----     -----    -----    -----    -----   -----
Net asset value, end of period     $6.71    $7.15     $6.47      $7.18     $7.19    $6.73    $7.16    $6.48   $7.20
                                   -----    -----     -----      -----     -----    -----    -----    -----   -----
                                   -----    -----     -----      -----     -----    -----    -----    -----   -----
TOTAL RETURN BASED
   ON NET ASSET VALUE:             (0.29)%  18.15%    (3.88)%    7.46%     5.78%    (0.92)%  17.10%  (5.05)%  (0.65)%
RATIOS/SUPPLEMENTAL
   DATA:
Expenses to average net assets      1.14%    1.14%     1.10%     1.11%      1.05%    1.92%    2.01%    2.22%   2.09%+
Net investment income
   to average net assets......      6.05%    6.71%     6.49%      7.22%     7.17%     5.27%   5.84%    5.40%   5.28%+
Portfolio turnover............    175.25%  213.06%   445.18%    170.35%   126.17%  175.25%  213.06%  445.18% 170.35%++
Net assets, end of period
   (000s omitted).............   $46,889  $55,061   $54,714    $69,805   $55,732   $9,283   $8,181   $6,062  $2,317

-----------------
See page 23 for footnotes.

=============================================================================
-----------------------------------------------------------------------------

                                                             HIGH-YIELD BOND SERIES
                        -------------------------------------------------------------------------------------------------
                                              CLASS A                   CLASS B                 CLASS D

                                                                       4/22/96*         YEAR ENDED         9/21/93*
                                      YEAR ENDED DECEMBER 31,             TO           DECEMBER 31,           TO
                                    1996     1995      1994       1993      1992   12/31/96    1996     1995    1994  12/31/93
                                   -----    -----     -----      -----     -----   --------    ----     ----    ----  --------
PER SHARE OPERATING
  PERFORMANCE:
Net asset value, beginning
   of period                       $6.96    $6.35     $6.94      $6.42     $5.96    $7.06    $6.96    $6.35   $6.94   $6.74
                                   -----    -----     -----      -----     -----    -----    -----    -----   -----   -----
Net investment income                .69      .65       .65        .66       .69      .45      .64      .60     .57     .12
Net realized and unrealized
   investment gain (loss)            .29      .61      (.59)       .52       .46      .20      .30      .61    (.59)   .20
                                   -----    -----     -----      -----     -----    -----    -----    -----   -----   -----
Increase (decrease) from
   investment operations             .98     1.26       .06       1.18      1.15      .65      .94     1.21    (.02)    .32
Dividends paid or declared          (.69)    (.65)     (.65)      (.66)     (.69)    (.45)    (.64)    (.60)   (.57)   (.12)
                                   -----    -----     -----      -----     -----    -----    -----    -----   -----   -----
Net increase (decrease) in
   net asset value                   .29      .61      (.59)       .52       .46      .20      .30      .61    (.59)    .20
                                   -----    -----     -----      -----     -----    -----    -----    -----   -----   -----
Net asset value, end of period     $7.25    $6.96     $6.35      $6.94     $6.42    $7.26    $7.26    $6.96   $6.35   $6.94
                                   -----    -----     -----      -----     -----    -----    -----    -----   -----   -----
                                   -----    -----     -----      -----     -----    -----    -----    -----   -----   -----
TOTAL RETURN BASED
   ON NET ASSET VALUE:             14.82%   20.72%     0.78%     19.19%    20.08%    9.11%   14.10%   19.67%  (0.30)%  4.53%
RATIOS/SUPPLEMENTAL
   DATA:
Expenses to average net assets      1.16%    1.09%     1.13%      1.20%     1.21%    1.90%+   1.92%    1.91%   2.19%   2.04%+
Net investment income
   to average net assets            9.80%    9.73%     9.73%      9.68%    10.82%    9.11%+   9.02%    8.86%   8.68%   7.93%+

Portfolio turnover                119.33%  173.39%   184.75%    193.91%   145.66% 119.33%+++ 119.33%  173.39% 184.75% 193.91%++
Net assets, end of period
   (000s omitted)               $408,303 $182,129   $59,033    $61,333   $40,802 $147,970 $265,528  $90,153  $9,249  $2,375

  * Commencement of offering of shares.
  + Annualized.
 ++ For the year ended December 31, 1993.
+++      For the year ended December 31, 1996.

See Notes to Financial Statements.

=============================================================================
REPORT OF INDEPENDENT AUDITORS
-----------------------------------------------------------------------------

The Trustees and Shareholders,
Seligman High Income Fund Series:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the U.S. Government Securities Series and the High-Yield Bond Series of Seligman High Income Fund Series as of December 31, 1996, the related statements of operations for the year then ended and of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the periods presented. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996 by correspondence with the Fund's custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the U.S. Government Securities Series and the High-Yield Bond Series of Seligman High Income Fund Series as of December 31, 1996, the results of their operations, the changes in their net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.


DELOITTE & TOUCHE LLP
New York, New York
January 31, 1997

=============================================================================
TRUSTEES
-----------------------------------------------------------------------------

Fred E. Brown
Director and Consultant,
   J. & W. Seligman & Co. Incorporated
John R. Galvin 2
Dean, Fletcher School of Law and Diplomacy
   at Tufts University
Director, USLIFE Corporation
Alice S. Ilchman 3
President, Sarah Lawrence College
Trustee, Committee for Economic Development
Director, NYNEX
Chairman, The Rockefeller Foundation
Frank A. McPherson 2
Chairman and CEO, Kerr-McGee Corporation
Director, Kimberly-Clark Corporation
Director, Baptist Medical Center
John E. Merow
Senior Partner, Sullivan & Cromwell, Law Firm
Director, Commonwealth Aluminum Corporation
Betsy S. Michel  2
Director or Trustee,
   Various Organizations
William C. Morris  1
Chairman
Chairman of the Board,
   J. & W. Seligman & Co. Incorporated
Chairman, Carbo Ceramics Inc.
Director, Kerr-McGee Corporation

James C. Pitney 3
Partner, Pitney, Hardin, Kipp & Szuch, Law Firm
Director, Public Service Enterprise Group
James Q. Riordan 3
Director, The Brooklyn Union Gas Company
Trustee, Committee for Economic Development
Director, Dow Jones & Co., Inc.
Director, Public Broadcasting Service
Ronald T. Schroeder  1
Managing Director,
   J. & W. Seligman & Co. Incorporated
Robert L. Shafer 3
Director or Trustee,
   Various Organizations
James N. Whitson  2
Executive Vice President and Director,
   Sammons Enterprises, Inc.
Director, C-SPAN
Director, Red Man Pipe and Supply Company
Brian T. Zino  1
President
President and Managing Director,
   J. & W. Seligman & Co. Incorporated
Chairman and President, Seligman Data Corp.

------------------
Member:     1 Executive Committee
            2 Audit Committee
            3 Trustee Nominating Committee

=============================================================================
EXECUTIVE OFFICERS
-----------------------------------------------------------------------------
William C. Morris
Chairman

Brian T. Zino
President

Daniel J. Charleston
Vice President

Leonard J. Lovito
Vice President

Lawrence P. Vogel
Vice President

Thomas G. Rose
Treasurer

Frank J. Nasta
Secretary

--------------------------------------------

Manager
J. & W. Seligman & Co. Incorporated
100 Park Avenue
New York, NY 10017

General Counsel
Sullivan & Cromwell

Independent Auditors
Deloitte & Touche LLP

General Distributor
Seligman Financial Services, Inc.
100 Park Avenue
New York, NY 10017

Shareholder Service Agent
Seligman Data Corp.
100 Park Avenue
New York, NY 10017

Important Telephone Numbers
(800) 221-2450    Shareholder
                  Services

(800) 445-1777    Retirement Plan
                  Services

(800) 622-4597    24-Hour
                  Automated
                  Telephone Access
                  Service

                      SELIGMAN FINANCIAL SERVICES, INC.
                               an affiliate of

                              [GRAPHIC OMITTED]

                            J. & W. SELIGMAN & CO.
                                 INCORPORATED
                               ESTABLISHED 1864
                     100 Park Avenue, New York, NY 10017

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of beneficial interest of Seligman High Income Fund Series, which contains information about the sales charges, management fees, and other costs. Please read the prospectus carefully before investing or sending money.

                                                                  TX2 12/96

-----------------------------------------------------------------------------

                              12TH ANNUAL REPORT

                                    SELIGMAN
                                   HIGH INCOME
                                   FUND SERIES
                                December 31, 1996

                              [GRAPHIC OMITTED]
-----------------------------------------------------------------------------
                          A High Current Income Series
                               Established in 1985